Note 11 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021	$ 82,300
2022	74,529
2023	69,945
2024	59,558
2025	51,145
Thereafter	219,557
Finite-Lived Intangible Assets, Net, Ending Balance	557,034	$ 453,644
Servicing Contracts [Member]
2021	13,469
2022	12,376
2023	11,516
2024	10,730
2025	9,652
Thereafter	44,045
Finite-Lived Intangible Assets, Net, Ending Balance	101,788
Other Intangible Assets [Member]
2021	68,831
2022	62,153
2023	58,429
2024	48,828
2025	41,493
Thereafter	175,512
Finite-Lived Intangible Assets, Net, Ending Balance	$ 455,246